Deposits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Deposits received from executive officers, directors, and their related interests	$ 20.2
Vision Bank [Member]
Deposits received from executive officers, directors, and their related interests	$ 3.2